Quarterly Report
May 31, 2025
MFS®  Low Volatility
Equity Fund
LVU-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 4.5%
Amentum Holdings, Inc. (a)	745	$15,388
CACI International, Inc., “A” (a)	4,241	1,815,148
General Dynamics Corp.	6,359	1,770,918
Honeywell International, Inc.	8,770	1,987,896
Leidos Holdings, Inc.	10,883	1,616,343
Teledyne Technologies, Inc. (a)	17,318	8,639,257
		$15,844,950
Automotive – 0.5%
Lear Corp.	17,864	$1,615,263
Biotechnology – 0.4%
Biogen, Inc. (a)	11,403	$1,479,995
Broadcasting – 1.1%
Omnicom Group, Inc.	51,512	$3,783,041
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	11,509	$2,636,942
Business Services – 5.8%
Accenture PLC, “A”	23,044	$7,300,800
Cognizant Technology Solutions Corp., “A”	109,155	8,840,464
Fiserv, Inc. (a)	16,237	2,643,221
Verisk Analytics, Inc., “A”	5,836	1,833,321
		$20,617,806
Chemicals – 0.5%
Eastman Chemical Co.	23,126	$1,812,385
Computer Software – 6.0%
ACI Worldwide, Inc. (a)	27,029	$1,250,362
Intuit, Inc.	7,030	5,296,894
Microsoft Corp.	17,892	8,236,761
Tyler Technologies, Inc. (a)	10,994	6,343,428
		$21,127,445
Construction – 0.9%
AvalonBay Communities, Inc., REIT	7,959	$1,645,682
Essex Property Trust, Inc., REIT	5,053	1,434,547
		$3,080,229
Consumer Products – 4.0%
Colgate-Palmolive Co.	39,694	$3,689,160
Kimberly-Clark Corp.	13,147	1,890,013
Procter & Gamble Co.	40,060	6,805,793
Reynolds Consumer Products, Inc.	74,145	1,637,122
		$14,022,088
Electrical Equipment – 5.6%
AMETEK, Inc.	12,335	$2,204,758
Amphenol Corp., “A”	88,380	7,948,013
TE Connectivity PLC	60,198	9,635,894
		$19,788,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.0%
Analog Devices, Inc.	27,884	$5,966,618
Corning, Inc.	121,091	6,004,903
NXP Semiconductors N.V.	12,056	2,304,263
		$14,275,784
Energy - Independent – 1.2%
EOG Resources, Inc.	24,287	$2,636,839
Expand Energy Corp.	14,306	1,661,356
		$4,298,195
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	12,141	$1,533,408
Food & Beverages – 4.6%
General Mills, Inc.	140,109	$7,602,314
Mondelez International, Inc.	63,846	4,308,967
PepsiCo, Inc.	33,978	4,466,408
		$16,377,689
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	84,134	$1,870,299
Gaming & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	9,652	$2,397,943
Ryman Hospitality Properties, Inc., REIT	17,071	1,657,765
		$4,055,708
Health Maintenance Organizations – 1.1%
Cigna Group	11,945	$3,782,265
Insurance – 9.1%
American International Group, Inc.	18,090	$1,531,138
Ameriprise Financial, Inc.	3,623	1,844,977
Assurant, Inc.	15,062	3,057,285
AXIS Capital Holdings Ltd.	15,546	1,613,675
Chubb Ltd.	18,107	5,381,400
Equitable Holdings, Inc.	27,471	1,452,392
Everest Group Ltd.	14,849	5,155,424
Hanover Insurance Group, Inc.	11,585	2,038,728
Hartford Insurance Group, Inc.	25,541	3,316,244
MetLife, Inc.	23,776	1,868,318
Principal Financial Group, Inc.	23,606	1,838,671
Reinsurance Group of America, Inc.	8,438	1,715,361
Voya Financial, Inc.	22,993	1,529,494
		$32,343,107
Interactive Media Services – 2.0%
Alphabet, Inc., “A”	41,370	$7,104,884
Machinery & Tools – 1.0%
Eaton Corp. PLC	6,369	$2,039,354
Wabtec Corp.	8,265	1,672,175
		$3,711,529
Major Banks – 1.2%
Bank of America Corp.	34,598	$1,526,810
JPMorgan Chase & Co.	10,153	2,680,392
		$4,207,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.3%
McKesson Corp.	14,091	$10,138,615
Ventas, Inc., REIT	27,175	1,746,809
		$11,885,424
Medical Equipment – 4.2%
Abbott Laboratories	30,793	$4,113,329
Boston Scientific Corp. (a)	15,275	1,607,847
Hologic, Inc. (a)	30,784	1,913,841
Medtronic PLC	45,200	3,750,696
STERIS PLC	14,367	3,522,932
		$14,908,645
Network & Telecom – 2.6%
Motorola Solutions, Inc.	21,867	$9,083,114
Other Banks & Diversified Financials – 3.8%
Mastercard, Inc., “A”	5,188	$3,038,093
Northern Trust Corp.	17,316	1,848,310
Visa, Inc., “A”	23,079	8,428,220
		$13,314,623
Pharmaceuticals – 5.9%
AbbVie, Inc.	9,562	$1,779,584
Johnson & Johnson	69,775	10,829,778
Merck & Co., Inc.	70,064	5,383,718
Pfizer, Inc.	123,444	2,899,699
		$20,892,779
Pollution Control – 4.0%
Republic Services, Inc.	27,562	$7,091,427
Waste Connections, Inc.	23,267	4,585,693
Waste Management, Inc.	10,682	2,574,041
		$14,251,161
Printing & Publishing – 0.4%
Lamar Advertising Co., REIT	11,729	$1,413,814
Railroad & Shipping – 0.4%
CSX Corp.	49,984	$1,578,994
Real Estate – 1.8%
Essential Properties Realty Trust, REIT	48,155	$1,565,037
Federal Realty Investment Trust, REIT	13,733	1,311,227
NNN REIT, Inc.	38,601	1,611,978
W.P. Carey, Inc., REIT	28,704	1,801,463
		$6,289,705
Real Estate - Storage – 0.5%
Public Storage, Inc., REIT	5,929	$1,828,563
Restaurants – 1.7%
Aramark	38,461	$1,557,670
McDonald's Corp.	14,202	4,457,298
		$6,014,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.7%
Corteva, Inc.	23,951	$1,695,731
Ecolab, Inc.	10,996	2,920,757
RPM International, Inc.	13,653	1,554,258
		$6,170,746
Specialty Stores – 4.2%
AutoZone, Inc. (a)	1,680	$6,271,507
Home Depot, Inc.	5,640	2,077,156
O'Reilly Automotive, Inc. (a)	2,414	3,301,145
Walmart Stores, Inc.	31,478	3,107,508
		$14,757,316
Telecom - Infrastructure – 0.7%
American Tower Corp., REIT	11,035	$2,368,663
Telecom Services – 1.2%
Comcast Corp., “A”	75,234	$2,600,839
T-Mobile USA, Inc.	7,482	1,812,141
		$4,412,980
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	12,895	$1,790,471
Utilities - Electric Power – 6.3%
Dominion Energy, Inc.	29,194	$1,654,424
DTE Energy Co.	19,513	2,666,451
Duke Energy Corp.	36,289	4,271,941
Entergy Corp.	17,304	1,441,077
Evergy, Inc.	67,707	4,496,422
Exelon Corp.	90,186	3,951,951
Xcel Energy, Inc.	52,863	3,705,696
		$22,187,962
Total Common Stocks		$352,518,807
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	369,100	$369,100

Other Assets, Less Liabilities – 0.5%		1,699,758
Net Assets – 100.0%		$354,587,665
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $369,100 and $352,518,807, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$352,518,807	$—	$—	$352,518,807
Investment Companies	369,100	—	—	369,100
Total	$352,887,907	$—	$—	$352,887,907
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$917,917	$36,626,422	$37,174,995	$13	$(257)	$369,100
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,113	$—